Related Party Balances	12 Months Ended
Sep. 30, 2024
Related Party Balances [Abstract]
RELATED PARTY BALANCES

13. RELATED PARTY BALANCES

As of September 30, 2024, the amount due to the related parties consisted of the following:

Name	Amount (US$)	Relationship	Note
Shareholders	$5,000	Shareholders	Repurchase of ordinary shares

As of September 30, 2023, the amount due to the related parties consisted of the following:

Name	Amount (US$)	Relationship	Note
Qiong Jin*	$602,355	Former Chairman of the Company	Other payables
Shareholders	5,000	Shareholders	Repurchase of ordinary shares
Total	$607,355

*	Qiong Jin stepped down as Chairman of the Company in 2024 and was no longer a related party. The balance was reclassed as other payables